As Filed with the United States Securities and Exchange Commission on November 08, 2024.
1933 Act Registration No. 333-36074
1940 Act Registration No. 811-09913

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 201	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 202	☒

AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST)
(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Houston, TX 77046-1173
(Address of Principal Executive Office)
Registrant’s Telephone Number, including Area Code: (713) 626-1919
Melanie Ringold, Esquire
11 Greenway Plaza, Houston, TX 77046
(Address of Principal Executive Office)

Copy to:
Taylor V. Edwards, Esquire Invesco Advisers, Inc. 225 Liberty Street, 15th FL New York, NY 10281-1087	Matthew R. DiClemente, Esquire Mena M. Larmour, Esquire Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, Pennsylvania 19103-7018

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.
It is proposed that this filing will become effective (check appropriate box)
__	immediately upon filing pursuant to paragraph (b)
X	on December 08, 2024 pursuant to paragraph (b)
__	60 days after filing pursuant to paragraph (a)
__	on (date) pursuant to paragraph (a)
__	75 days after filing pursuant to paragraph (a)(2)
__	on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
X	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
This post-effective amendment relates only to the Class A, Class C, Class R, Class Y and Class R5 shares of Invesco NASDAQ 100 Index Fund series of the Registrant (the “Fund”) as described in the Explanatory Note below. No information relating to the Registrant’s other series is amended or superseded hereby.

EXPLANATORY NOTE
Post-Effective Amendment No. 134 to the Registrant’s Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 135 under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) (“PEA No. 134”), was filed with the U.S. Securities and Exchange Commission via the EDGAR system pursuant to Rule 485(a)(1) under the Securities Act on July 28, 2020, EDGAR Accession No. 0001137439-20-000666, relating to the Class A, Class C, Class R, Class Y and Class R5 shares of Invesco NASDAQ 100 Index Fund (the “Fund”).
Pursuant to Rule 485(b)(1)(iii) under the Securities Act, this Post-Effective Amendment No. 201 to the Registrant’s Registration Statement under the Securities Act (Amendment No. 202 under the Investment Company Act) (“PEA No. 201”) is being filed solely for the purpose of designating December 08, 2024, as the new effective date for PEA No. 134. The effectiveness of PEA No. 134 was delayed previously pursuant to Post-Effective Amendment Nos. 140, 141, 142, 144, 145, 146, 147, 148, 150, 151, 153, 154, 155, 156, 157, 158, 160, 161, 162, 163, 164, 165, 166, 167, 168, 169, 170, 171, 173, 175, 176, 178, 179, 180, 181, 182, 183, 184, 185, 186, 187, 188, 190, 191, 192, 193, 194, 195, 196, 197, 198 and 199 to the Registrant's Registration Statement filed on October 9, 2020, November 10, 2020, December 9, 2020, January 7, 2021, February 4, 2021, March 4, 2021, April 1, 2021 April 30, 2021, May 28, 2021, June 25, 2021, July 23, 2021, August 20, 2021, September 17, 2021, October 15, 2021, November 12, 2021, December 10, 2021, January 7, 2022, February 4, 2022, March 4, 2022, April 1, 2022, April 29, 2022, May 27, 2022, June 24, 2022, July 22, 2022, August 19, 2022, September 16, 2022, October 14, 2022 November 10, 2022, December 9, 2022, January 6, 2023, February 3, 2023, March 3, 2023, March 31, 2023, April 28, 2023, May 26, 2023, June 23, 2023, July 21, 2023, August 18, 2023, September 15, 2023, October 13, 2023,  November 9, 2023, December 8, 2023, January 5, 2024, February 2, 2024, March 1, 2024, March 28, 2024, April 26, 2024, May 24, 2024, June 21, 2024, July 19, 2024, August 16, 2024, September 13, 2024, and October 11, 2024, respectively.
The Prospectus and Statement of Additional Information for the Fund’s Class A, Class C, Class R, Class Y and Class R5 shares included in PEA No. 134 are incorporated by reference into this PEA No. 201.
The Part C of the Registrant’s Registration Statement included in Post-Effective Amendment No. 191 to the Registrant’s Registration Statement under the Securities Act (Amendment No. 192 under the Investment Company Act), filed on February 2, 2024, EDGAR Accession No. 0001193125-24-022436, is incorporated by reference into this PEA No. 201.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Houston, Texas, on the 8th day of November, 2024.
AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST)
By:	/s/ Glenn Brightman
(Glenn Brightman)
Title:	President
Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.
SIGNATURE	TITLE	DATE
/s/ Glenn Brightman	President	November 08, 2024
(Glenn Brightman)	(Principal Executive Officer)
/s/ Beth Ann Brown*	Chair and Trustee	November 08, 2024
(Beth Ann Brown)
/s/ Carol Deckbar*	Trustee	November 08, 2024
(Carol Deckbar)
/s/ Cynthia Hostetler*	Trustee	November 08, 2024
(Cynthia Hostetler)
/s/ Eli Jones*	Trustee	November 08, 2024
(Eli Jones)
/s/ Elizabeth Krentzman*	Trustee	November 08, 2024
(Elizabeth Krentzman)
/s/ Jeffrey H. Kupor*	Trustee	November 08, 2024
(Jeffrey H. Kupor)
/s/ Anthony J. LaCava, Jr.*	Trustee	November 08, 2024
(Anthony J. LaCava, Jr.)
/s/ James Liddy*	Trustee	November 08, 2024
(James Liddy)
/s/ Prema Mathai-Davis*	Trustee	November 08, 2024
(Prema Mathai-Davis)
/s/ Joel W. Motley*	Trustee	November 08, 2024
(Joel W. Motley)
/s/ Teresa M. Ressel*	Trustee	November 08, 2024
(Teresa M. Ressel)
/s/ Douglas Sharp*	Trustee	November 08, 2024
(Douglas Sharp)
/s/ Robert C. Troccoli*	Trustee	November 08, 2024
(Robert C. Troccoli)
/s/ Daniel S. Vandivort*	Trustee	November 08, 2024
(Daniel S. Vandivort)

SIGNATURE	TITLE	DATE
/s/ Adrien Deberghes	Vice President &	November 08, 2024
(Adrien Deberghes)	Treasurer (Principal Financial Officer)
/s/ Glenn Brightman		November 08, 2024
(Glenn Brightman)
Attorney-In-Fact
*Glenn Brightman, pursuant to powers of attorney dated January 26, 2024, incorporated herein by reference to Post-Effective Amendment No. 191 to the Registration Statement of Registrant filed on February 2, 2024.